Income Tax	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Income Tax

Note 9 — Income Tax

The Company’s net deferred tax liabilities are as follows:

	December 31,	December 31,
	2024	2023
Deferred tax assets
Startup Costs	$563,038	$362,533
Valuation allowance	(563,038)	(362,533)
Deferred tax asset (liabilities), net of allowance	$—	$—

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,	December 31,
	2024	2023
Federal
Current	$239,905	$608,864
Deferred	(200,505)	(279,347)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	200,505	199,988
Income tax provision	$239,905	$529,505

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. For the years ended December 31, 2024 and 2023, the change in valuation allowance was $200,505 and $199,988, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
Interest and penalties	(3.47)%	0.12%
Change in fair value of warrants	(0.02)%	(0.05)%
Business combination expenses	(22.84)%	1.10%
Broken Deal	(0.00)%	(4.37)%
Change in valuation allowance	(27.15)%	10.81%
Income tax provision expense	(32.48)%	28.61%

The Company’s effective tax rate was (32.48)% and 28.61% for the years ended December 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2024 and 2023, primarily due to changes in the fair value in warrant liabilities, valuation allowance on the deferred tax assets, non-deductible M&A costs, income tax penalties, and failed deal costs that are fully deductible.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Income Tax

26.	Income tax expense

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Estimated tax payable:
Current financial year	53,471	-
Under provision in prior financial years	-	-

	53,471	-

A reconciliation of income tax credit applicable to loss before tax at the applicable statutory income tax rate to income tax expense at the effective income tax rate of the Group is as follows:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Loss before tax	(1,208,560)	(856,261)
(Less)/Add: Share result of associates	(33,456)	3,068

	(1,242,016)	(853,193)

Taxation at statutory rate of 24%	(298,084)	(283,304)
Tax effects of:
Expenses not deductible	72,448	168,506
Utilisation of deferred tax assets previously not recognised	-	(73,103)
Deferred tax assets not recognised	279,107	188,902
	53,471	-

At the end of the reporting period, the estimated amount of deductible temporary differences, unabsorbed capital allowances and unutilised tax losses of the Group, for which the deferred tax assets have not been recognised in the financial statements due to uncertainty of their realisation, is as follows:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Temporary differences arising from:
Property, plant and equipment	(866,021)	(894,128)
Right-of-use assets and lease liabilities	(103,079)	19,480
Unabsorbed capital allowances	1,039,779	853,959
Unutilised tax losses	3,358,101	3,687,865

	3,428,780	3,667,176

26.	Income tax expense (Cont’d)

At the end of the reporting period, the Group has deductible temporary differences, unabsorbed capital allowances and unutilised tax losses that are available for offsetting against future taxable profits, subject to the agreement with the tax authorities.

Expiry date of the unutilised tax losses is summarised below:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Year of assessment:
2028	244,409	220,319
2029	242,553	218,647
2030	627,700	565,833
2031	1,081,341	1,017,964
2032	624,897	563,306
2033	537,201	1,101,796
	3,358,101	3,687,865